Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

NOTE 19. TRADE AND OTHER PAYABLES

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Trade payables	97,221	98,515
Other payables	301,093	57,077
Amount due to directors (i)	98,465	275,849
Accruals	429,890	267,052
	926,669	698,493

(i)	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.